Securitizations And Variable Interest Entities (Schedule Of Cash Flow Received and Paid To Nonconsolidated Securitization Entities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consumer Loans Auto Financing Receivable [Member]
Cash Flow Received and Paid to Nonconsolidated Securitization Entities [Line Items]
Cash Flows Between Transferor and Transferee, Proceeds from New Transfers	$ 1,979	$ 0	$ 0
Cash flows received on retained interests in securitization entities	0	0	0
Cash Flows Between Transferor and Transferee, Servicing Fees	12	0	1
Purchases of previously transferred financial assets	0	0
Representations and warranties obligations	0	0
Cash Flows Between Transferor and Transferee, Receipts on Transferor's Interest in Transferred Financial Assets, Other	0	0	(6)
US Government-sponsored Enterprises [Member]
Cash Flow Received and Paid to Nonconsolidated Securitization Entities [Line Items]
Cash Flows Between Transferor and Transferee, Proceeds from New Transfers	32,796	59,815	68,822
Cash flows received on retained interests in securitization entities	0	0	0
Cash Flows Between Transferor and Transferee, Servicing Fees	693	999	1,081
Purchases of previously transferred financial assets	(876)	(2,537)	(1,865)
Representations and warranties obligations	(108)	(143)	(389)
Cash Flows Between Transferor and Transferee, Receipts on Transferor's Interest in Transferred Financial Assets, Other	(96)	(13)	(39)
Private Placement [Member]
Cash Flow Received and Paid to Nonconsolidated Securitization Entities [Line Items]
Cash Flows Between Transferor and Transferee, Proceeds from New Transfers	5	722	1,090
Cash flows received on retained interests in securitization entities	71	68	81
Cash Flows Between Transferor and Transferee, Servicing Fees	63	201	209
Purchases of previously transferred financial assets	(12)	(222)	(282)
Representations and warranties obligations	(7)	(38)	(18)
Cash Flows Between Transferor and Transferee, Receipts on Transferor's Interest in Transferred Financial Assets, Other	$ 255	$ 187	$ (22)